Intangible assets - Summary of Detailed Information About In Carrying Value Of Goodwill (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Detailed Information About In Carrying Value Of Goodwill [Line Items]
Perpetuity growth rate	2.00%	2.00%
Assessment & Qualifications [Member]
Disclosure of Detailed Information About In Carrying Value Of Goodwill [Line Items]
Discount rate	12.00%
Perpetuity growth rate	2.00%
English Language Learning [Member]
Disclosure of Detailed Information About In Carrying Value Of Goodwill [Line Items]
Discount rate	11.80%
Perpetuity growth rate	3.50%
Workforce Skills [Member]
Disclosure of Detailed Information About In Carrying Value Of Goodwill [Line Items]
Discount rate	11.60%
Perpetuity growth rate	2.00%
Higher Education [Member]
Disclosure of Detailed Information About In Carrying Value Of Goodwill [Line Items]
Discount rate	12.00%
Perpetuity growth rate	2.00%
Virtual Learning [Member]
Disclosure of Detailed Information About In Carrying Value Of Goodwill [Line Items]
Discount rate	11.90%
Perpetuity growth rate	2.00%